NON-CONTROLLING INTERESTS AND REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2024
NON-CONTROLLING INTERESTS AND REDEEMABLE NON-CONTROLLING INTERESTS
Schedule of effects of transfers from (to) non-controlling interests and redeemable non-controlling interests

	Years Ended December 31,
	2022	2023	2024
Net income attributable to Canadian Solar Inc.	$239,968	$274,187	$36,051
Transfers from (to) non-controlling interests and redeemable non-controlling interests:
Increase in paid-in capital from transfer of equity interest in subsidiary and subsidiary’s equity offering	11,185	244,629	—
Increase in paid-in capital from subsidiary’s issuance of redeemable preferred shares	—	—	330,682
Increase in paid-in capital from acquisition of non-controlling interest	—	—	1,485
Decrease in paid-in capital from subsidiary’s repurchase of its common shares	—	—	(55,730)
Net transfers from (to) non-controlling interests	$11,185	$244,629	$276,437
Change from net income attributable to Canadian Solar Inc. and transfers from (to) non-controlling interests and redeemable non-controlling interests	$251,153	$518,816	$312,488